Certnas

1-35381

13002492

NASDAQ

THE NASDAQ OMX GROUP

William Slattery, CFA
Vice President
Listing Qualifications

Received SEC

MAY 21 2013

Washington, DC 20549

*By Electronic Mail*

May 21, 2013

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

By letter dated December 15, 2011, we advised you that The Nasdaq Stock Market (the "Exchange") had received a Form 8-A from FusionStorm Global Inc. for registration of its common stock and the Exchange had approved the security for listing and registration upon official notice of issuance.

Since then, we have been advised that the company has determined not to proceed with the offering at this time. Accordingly, we hereby withdraw our earlier certification of approval.

Sincerely,

William Slattery